Goodwill and intangible assets - Movements in PVIF (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	£ 894
Goodwill and intangible assets ending balance	1,167	£ 894
Present value of in-force long-term insurance business
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	811
Change in PVIF of long-term insurance business	226	200
– value of new business written during the year	79	67
– expected return	(53)	(70)
– assumption changes and experience variances	200	202
– other adjustments	0	1
Exchange differences and other movements	39	(36)
Goodwill and intangible assets ending balance	1,076	£ 811
Present value of in-force long-term insurance business | France retail business
Reconciliation of changes in intangible assets and goodwill [abstract]
– assumption changes and experience variances	£ 52